INCOME TAX - Reconciliation of federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.90%	0.00%
Transaction costs allocable to warrant liabilities	0.00%	5.30%
Change in FV of warrant liabilities	(26.30%)	(18.10%)
Valuation allowance	(0.60%)	0.00%
Income tax provision	(1.00%)	21.00%